Stock-based Compensation - Common stock reserved for future issuance (Details) - shares	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise of outstanding common stock options	5,753,005	1,428,980	971,332
Options and RSUs available for future grants	15,846,770
Outstanding restricted stock units for future vesting	535,449
Common stock options available for future grants	27,760,224
Employee Stock Purchase Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock options available for future grants	5,625,000